PROPERTY AND EQUIPMENT (Details Narrative) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Depreciation	$ 625	$ 647	$ 1,285	$ 2,874
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation			$ 818	$ 607